SUBSEQUENT EVENTS (Details Narrative) - Subsequent Event [Member] - USD ($)	May 25, 2026	May 12, 2026	Apr. 07, 2026	Feb. 12, 2026
Subsequent Event [Line Items]
Principal amount			$ 550,000	$ 450,000
Sale of stock, number of shares issued in transaction		6,160,714
Aggregate of shares issued		6,160,715
Settlement Agreement [Member]
Subsequent Event [Line Items]
Legal proceedings value	$ 15,000,000